Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of March 31,
	2026	2025
Raw materials	$1,378,081	$813,306
Finished goods	32,776	223,854
Work in process	220,733	158,182
Inventory in transit (1)	669,626	566,538
Inventories	$2,301,216	$1,761,880

(1)	Inventory in transit represents products shipped but control has not yet been transferred to customers as of the balance sheet dates.